Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, shares in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	$ 108,154	¥ 700,600		¥ 410,722
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	142,175	920,982		534,565
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	113,652	736,214		334,290
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	718,106	4,651,750		1,967,780
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	$ 342,451	¥ 2,218,330		¥ 1,357,228
Ordinary shares, US$0.0001 par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	1,000,300,000	1,000,300,000		1,000,300,000
Ordinary shares, shares issued | shares	3,286,932	3,286,932		3,268,019
Ordinary shares, shares outstanding | shares	3,286,932	3,286,932		3,268,019
Consolidated VIEs
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries		¥ 515,552		¥ 408,112
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries		82,616		56,917
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries		43,475		40,894
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries		4,439,238		871,722
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries		¥ 1,093,939		¥ 765,895